CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Contractual Commitments [Abstract]
Disclosure of obligations under finance and operating leases
As at December 31, 2018 the minimum lease payments for the partnership's assets under finance lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Minimum lease payments	$12	$32	$16	$60
Total finance lease obligations	$12	$32	$16	$60
(c)Obligations under operating leases
As at December 31, 2018 the minimum lease payments for the partnership's assets under operating lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Minimum lease payments	$225	$484	$536	$1,245
Total operating lease obligations	$225	$484	$536	$1,245